Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	May 04, 2012 Minimum [Member]	Feb. 02, 2013 Minimum [Member]	May 04, 2012 Maximum [Member]	Feb. 02, 2013 Maximum [Member]
Income Tax [Line Items]
Total income taxes paid	$ 8.1	$ 8.9	$ 10.8	$ 1.2	$ 0.1
State income taxes, statute of limitations period (years)						3 years	3 years	4 years	4 years